                             Janus Investment Fund
                        Janus Global Life Sciences Fund

                       Supplement Dated December 31, 2002
                     To Prospectus Dated February 25, 2002

Effective December 31, 2002, Janus Global Life Sciences Fund will reopen to new investors.